Securities Sold Under Repurchase Agreements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Securities sold under repurchase agreements	$ 0	$ 864,000
Maximum amounts of outstanding repurchase agreements	6,831,000	1,843,000
Average daily balance outstanding	$ 1,090,000	$ 1,382,000
Weighted average interest rate on outstanding balance (as a percent)		1.47%